Annual Total Returns - BLACKROCK LIFEPATH INDEX RETIREMENT FUND (Class K Shares) [BarChart] - Class K Shares - BLACKROCK LIFEPATH INDEX RETIREMENT FUND - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2012	9.17%
Annual Return 2013	7.72%
Annual Return 2014	5.78%
Annual Return 2015	(0.31%)
Annual Return 2016	5.82%
Annual Return 2017	10.75%
Annual Return 2018	(3.51%)
Annual Return 2019	15.90%
Annual Return 2020	12.22%